Non-Controlling Interest	12 Months Ended
Aug. 31, 2021
Non-Controlling Interest

21. Non-Controlling Interest

The changes to the non-controlling interest for the years ended August 31, 2021 and 2020 are as follows:

Year ended	August 31, 2021	August 31, 2020
Balance at beginning of year	$(254)	$424
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive loss	(1,279)	(678)
Balance at end of year	$(1,533)	$(254)

The following is summarized financial information for Buckreef Gold:

	August 31, 2021	August 31, 2020
Current assets	$2,920	$1,038
Long term assets	33,535	23,229
Current liabilities	(2,908)	4
Asset retirement obligation	(2,681)	(2,680)
Advances from parent	(33,728)	(23,754)
Comprehensive loss for the year	$(2,841)	$(1,558)